Consolidated Balance Sheets - 20F - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,909	$ 3,304	$ 969	$ 2,873	$ 3,075	$ 4,298
Restricted cash	50	50		0
Accounts receivable trade, net	1,597	1,287		30
Inventories	2,970	2,980		0
Other current assets	497	657		304
Total current assets	9,023	8,278		3,207
Fixed assets:
Vessels, net	193,539	199,840		0
Office equipment, net	24	40		61
Total fixed assets	193,563	199,880		61
Other assets:
Deferred charges	1,017	1,194		0
TOTAL ASSETS	203,608	209,352		3,268
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	6,583	718		0
Current portion of convertible promissory notes	822	103		0
Trade accounts and other payables	4,777	5,979		264
Due to related parties		0		105
Accrued liabilities	1,581	2,296		223
Deferred revenue	67	154		0
Total current liabilities	13,830	9,250		592
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	170,625	176,787		0
Long-term portion of convertible promissory notes	0	31		0
Total liabilities	184,455	186,068		592
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0		0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively	2	2		0
Additional paid-in capital	350,720	337,121		307,559
Accumulated deficit	(331,569)	(313,839)		(304,883)
Total Stockholders' equity	19,153	23,284	$ 16,862	2,676	$ (90,696)	$ (101,618)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 203,608	$ 209,352		$ 3,268